Inventories	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Inventories [Abstract]
INVENTORIES
3.	INVENTORIES

Inventories consisted of the following:

	March 31, 2025	June 30, 2024
	$	$
Raw materials	258,300	372,695
Work in process	323,714	30,817
Finished goods	231,956	840,812
Inventories	813,970	1,244,324

In determining any valuation allowances, the Company reviews inventory for obsolete, redundant, and slow-moving goods. During the three months ended March 31, 2025 and 2024, the write-down of inventories to net realizable value was $0 and $0 respectively. During the nine months ended March 31, 2025 and 2024, the write-down of inventories to net realizable value was $0 and $263,404 respectively. Contributing factors to the decrease in net realizable value included lower demand and downward pricing pressure for certain products. As of March 31, 2025 and June 30, 2024, the Company has $103,434 as a valuation allowance to reduce weighted average cost to new basis.

3.	INVENTORIES

Inventories consisted of the following:

	June 30, 2024	June 30, 2023
	$	$

Raw materials	372,695	208,737
Work in process	30,817	514,113
Finished goods	840,812	893,506
Inventories	1,244,324	1,616,356

In determining any valuation allowances, the Company reviews inventory for obsolete, redundant, and slow-moving goods. During the year ended June 30, 2024 and 2023, the write-down of inventories to net realizable value was $9,614 and $308,937 respectively. Contributing factors to the decrease in net realizable value included lower demand and downward pricing pressure for certain products. As of June 30, 2024 and 2023, the Company has $103,434 and $93,820 respectively as a valuation allowance to reduce weighted average cost to new basis.